15008307

Nasdaq Stock Market

001-37593

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

OCT 14 2015

Washington, DC 20549

Electronic Mail Only

October 14, 2015

CERTNAS

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on October 13, 2015 The Nasdaq Stock Market (the "Exchange") received from Pacific Special Acquisition Corp. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Units, each consisting of one Ordinary Share, one Right, and one Warrant

Ordinary Shares, no par value per share

Rights, exchangeable into one-tenth of one Ordinary Share

Warrants to purchase Ordinary Shares

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery